SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 5.5%

Agency - 0.2%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	244,015	4.43	5/28/35	251,995
Small Business Administration, Series 2007-20B, Class 1	8,409	5.49	2/1/27	8,405

				260,400

Non-Agency - 4.7%

Crown Castle Towers, LLC [4]	800,000	4.24	7/15/28	792,237

RCKT Mortgage Trust, Series 2023-CES3, Class A1A 1, [4]	381,107	7.11	11/25/43	382,546

RCKT Mortgage Trust, Series 2024-CES3, Class A1A 1, [4]	877,136	6.59	5/25/44	883,216

RCKT Mortgage Trust, Series 2024-CES4, Class A1A 14, [4]	344,652	6.15	6/25/44	346,002

RCKT Mortgage Trust, Series 2025-CES1, Class A1B 14, [4]	867,901	5.70	1/25/45	869,839

RCKT Mortgage Trust, Series 2025-CES3, Class A1A 14, [4]	673,055	5.55	3/25/55	675,802

RCKT Mortgage Trust, Series 2026-CES4, Class A1A 14, [4]	1,957,010	5.12	4/25/56	1,952,001

SBA Tower Trust [4]	525,000	4.83	10/15/29	525,174

Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	190,510	7.29	10/25/63	191,048

				6,617,865

State and Local - 0.6%
DTE Electric Securitization Funding II, LLC	831,559	5.97	3/1/32	860,735

Total Asset-Backed Securities (cost: $7,693,352)				7,739,000

Collateralized Mortgage Obligations - 40.6%

Agency - 32.9%

FHLMC REMICS, Series 3756, Class PZ	2,026,307	4.00	11/15/40	1,957,026

FHLMC REMICS, Series 4246, Class PT	143,877	6.50	2/15/36	147,853

FHLMC REMICS, Series 5226, Class D	283,008	3.50	12/15/45	273,796

FHLMC REMICS, Series 5252, Class BT	660,532	6.00	9/25/52	680,465

FHLMC REMICS, Series 5280, Class A	768,931	3.50	1/25/50	724,325

FHLMC REMICS, Series 5378, Class DA	2,401,812	5.00	5/25/49	2,395,601

FHLMC REMICS, Series 5391, Class EA	839,905	5.50	5/25/49	842,270

FHLMC REMICS, Series 5417, Class HA	647,895	5.50	11/25/51	647,991

FHLMC REMICS, Series 5440, Class NG	201,252	5.50	9/25/49	200,740

FHLMC REMICS, Series 5444, Class AB	95,287	5.50	9/25/49	95,012

FHLMC REMICS, Series 5470, Class MA	1,832,160	5.00	4/25/52	1,825,264

FHLMC REMICS, Series 5487, Class CA	1,334,379	5.50	12/25/51	1,335,344

FHLMC REMICS, Series 5537, Class EA	722,338	5.00	5/25/52	715,479

FHLMC REMICS, Series 5585, Class M	1,504,360	5.00	10/25/55	1,493,264

FHLMC REMICS, Series 5596, Class CA	1,126,125	5.00	8/25/55	1,110,654

FHLMC REMICS, Series 5627, Class DT	2,285,590	4.50	9/25/53	2,264,701

FHLMC Structured Pass-Through Certificates, Series T-54, Class 2A	1,581,648	6.50	2/25/43	1,662,424

FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	628,764	7.00	3/25/44	638,134

FNMA Grantor Trust, Series 2002-T18, Class A4 [1]	1,748,315	7.50	8/25/42	1,887,903

FNMA REMICS, Series 2002-W1, Class 2A [1]	996,556	4.30	2/25/42	990,236

FNMA REMICS, Series 2004-W5, Class A1	1,228,041	6.00	2/25/47	1,268,542

FNMA REMICS, Series 2009-24, Class LC [1]	182,331	1.96	4/25/39	161,007

FNMA REMICS, Series 2010-68, Class W [1]	139,086	1.27	7/25/37	120,251

FNMA REMICS, Series 2011-10, Class AC	1,035,791	3.00	2/25/41	999,786

FNMA REMICS, Series 2011-146, Class LX	71,664	3.50	10/25/40	71,469

FNMA REMICS, Series 2015-61, Class VB	709,544	3.50	6/25/34	703,985

FNMA REMICS, Series 2018-25, Class AG	675,200	3.50	4/25/47	654,962

FNMA REMICS, Series 2022-42, Class GV	695,837	5.00	7/25/33	687,920

FNMA REMICS, Series 2023-64, Class HA	2,390,654	5.50	9/25/50	2,409,899

FNMA REMICS, Series 2025-100, Class CT	2,111,130	5.00	12/25/55	2,074,753

FNMA REMICS, Series 2025-55, Class AN	1,306,005	5.00	7/25/55	1,296,448

JUNE 30, 2026	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FNMA REMICS, Series 2025-66, Class KA	1,456,356	5.00	8/25/52	1,446,652

FNMA REMICS, Series 2025-74, Class CN	2,185,125	5.00	2/25/53	2,161,132

FNMA REMICS, Series 2025-84, Class A	2,585,255	5.00	2/25/55	2,585,527

FNMA Trust, Series 2004-W9, Class 1A3	570,650	6.05	2/25/44	584,403

FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	109,142	4.41	11/25/37	108,561

FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	461,833	4.41	12/25/37	459,056

Government National Mortgage Association, Series 2020-149, Class AW	1,326,204	5.50	10/20/50	1,330,333

Government National Mortgage Association, Series 2024-116, Class MB	352,386	6.50	3/20/54	357,825

Government National Mortgage Association, Series 2024-4, Class GK	531,370	5.00	3/20/52	531,251

Government National Mortgage Association, Series 2024-79, Class MC	771,409	5.50	10/20/49	777,018

Government National Mortgage Association, Series 2025-135, Class CD	1,311,395	5.00	4/20/52	1,305,530

Government National Mortgage Association, Series 2025-71, Class AD	1,375,181	5.00	4/20/54	1,365,136

Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	190,640	4.00	2/25/59	178,737

Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,075,087	4.00	4/25/62	1,006,064

				46,534,729

Non-Agency - 7.7%
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 1, [4]	376,227	6.00	2/25/55	376,249
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 1, [4]	389,398	6.00	3/25/55	390,179
GS Mortgage-Backed Securities Trust, Series 2026, Class PJ7 1, [4]	1,977,697	5.50	10/25/56	1,973,918
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	411,566	2.50	6/25/51	377,766
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	598,789	2.50	5/25/52	533,684
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,073,775	2.50	10/25/51	963,325
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	368,451	2.50	11/25/51	328,826
JP Morgan Mortgage Trust, Series 2024-4, Class A4A 1, [4]	206,175	6.00	10/25/54	206,198
JP Morgan Mortgage Trust, Series 2025-1, Class A4 1, [4]	867,161	6.00	6/25/55	869,416
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	139,669	4.00	4/25/57	134,076
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	103,230	4.51	1/25/48	102,035
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	184,437	2.50	11/25/50	170,092
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	4,695	5.58	11/25/53	4,679
Sequoia Mortgage Trust, Series 2025-1, Class A10 1, [4]	1,047,366	6.00	1/25/55	1,049,157
Sequoia Mortgage Trust, Series 2025-2, Class A4 1, [4]	599,365	6.00	3/25/55	600,979
Sequoia Mortgage Trust, Series 2025-4, Class A11 1, [4]	630,321	5.50	4/25/55	630,917
Sequoia Mortgage Trust, Series 2025-8, Class A5 1, [4]	567,996	5.50	6/25/55	566,743
Sequoia Mortgage Trust, Series 2026-1, Class A5 1, [4]	1,439,576	4.50	2/25/56	1,405,795
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	159,979	2.50	9/25/50	146,734

				10,830,768

Total Collateralized Mortgage Obligations (cost: $57,744,115)				57,365,497

Corporate Bonds - 11.0%
Associated Banc-Corp.	1,400,000	6.46	8/29/30	1,441,444
Assurant, Inc.	725,000	2.65	1/15/32	636,514
CVS Pass-Through Trust [4]	198,426	5.93	1/10/34	201,544
CVS Pass-Through Trust	308,420	6.94	1/10/30	316,298
CVS Pass-Through Trust Series 2013 [4]	857,400	4.70	1/10/36	800,091
First Citizens BancShares, Inc.	1,200,000	5.23	3/12/31	1,198,151
First Horizon Bank (Subordinated)	350,000	5.75	5/1/30	355,662
First Horizon Corp. [1]	650,000	5.51	3/7/31	658,574
FNB Corp.	1,350,000	5.72	12/11/30	1,361,602
Great River Energy [4]	1,250,819	6.25	7/1/38	1,307,767
Jackson Financial, Inc.	500,000	3.13	11/23/31	448,085
MSCI, Inc. [4]	1,250,000	3.88	2/15/31	1,184,451
Pinnacle Financial Partners, Inc.	1,375,000	5.60	5/19/32	1,380,145
Swiss Re America Holding Corp.	725,000	7.75	6/15/30	787,138
Texas Capital Bancshares, Inc.	1,275,000	5.30	2/27/32	1,262,879
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	913,126
Western Alliance Bancorp (Subordinated) [1]	1,400,000	5.92	6/15/31	1,358,980

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Total Corporate Bonds (cost: $15,650,998)				15,612,451

Mortgage Pass-Through Securities - 18.6%

Federal Home Loan Mortgage Corporation - 3.1%
Freddie Mac	1,105,599	2.50	8/1/30	1,067,837
Freddie Mac	5,238	3.00	9/1/27	5,196
Freddie Mac	1,350,223	3.00	3/1/31	1,311,215
Freddie Mac	8	3.50	7/1/26	8
Freddie Mac	168	4.00	7/1/26	168
Freddie Mac	1,490	4.00	1/1/27	1,487
Freddie Mac	178,330	4.00	4/1/29	177,100
Freddie Mac	62,841	4.00	10/1/31	62,039
Freddie Mac	306,549	4.50	6/1/39	301,998
Freddie Mac	685,108	5.00	8/1/38	688,821
Freddie Mac	870,984	5.00	9/1/54	859,343

				4,475,212

Federal National Mortgage Association - 13.3%
Fannie Mae	58,228	3.00	10/1/27	57,744
Fannie Mae	5,149	3.00	8/1/28	5,103
Fannie Mae	172,625	3.00	5/1/30	168,864
Fannie Mae	63,936	3.00	11/1/31	63,291
Fannie Mae	940,038	3.50	4/1/32	915,293
Fannie Mae	256,459	3.50	11/1/38	246,684
Fannie Mae	3,644	4.00	10/1/31	3,594
Fannie Mae	242,630	4.00	10/1/34	239,318
Fannie Mae	545,642	4.00	6/1/38	537,151
Fannie Mae	1,980	4.50	3/1/29	1,976
Fannie Mae	124,992	4.50	7/1/31	124,428
Fannie Mae	992,364	4.50	4/1/39	987,437
Fannie Mae	1,922,449	4.50	9/1/53	1,854,074
Fannie Mae	1,889,785	4.50	8/1/54	1,815,735
Fannie Mae	2,638,724	5.00	6/1/53	2,610,141
Fannie Mae	358,696	5.50	12/1/35	369,452
Fannie Mae	560,028	5.50	12/1/38	569,759
Fannie Mae	246,627	5.50	8/1/40	251,925
Fannie Mae	413,232	5.50	2/1/42	425,643
Fannie Mae	650,643	5.50	5/1/49	665,391
Fannie Mae	375,988	5.50	9/1/49	385,670
Fannie Mae	1,460,684	5.50	8/1/56	1,503,874
Fannie Mae	1,560,364	6.00	11/1/38	1,602,142
Fannie Mae	793,033	6.00	10/1/53	817,851
Fannie Mae	402,897	6.50	5/1/40	426,910
Fannie Mae	364,476	7.00	1/1/40	384,908
Fannie Mae	398,917	7.00	1/1/40	421,280
Fannie Mae	1,243,699	7.50	10/1/38	1,291,882

				18,747,520

Government National Mortgage Association - 2.1%
Ginnie Mae	2,044,441	5.50	8/20/62	2,054,306
Ginnie Mae, US Treasury + 1.50% [1]	9,729	5.63	4/20/33	9,848
Ginnie Mae, US Treasury + 1.50% [1]	3,466	5.63	4/20/42	3,486
Ginnie Mae	801,785	6.00	9/20/38	811,417

				2,879,057

Other Federal Agency Securities - 0.1%
Small Business Administration Pools, PRIME - 2.50% [1]	94,579	4.25	5/25/43	93,399

JUNE 30, 2026	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration Pools, PRIME + 0.81% [1]	65,131	7.56	2/25/28	65,855
Small Business Administration Pools, PRIME + 0.84% [1]	36,890	7.59	3/25/30	37,295

				196,549

Total Mortgage Pass-Through Securities (cost: $26,406,039)				26,298,338

Taxable Municipal Bonds - 19.3%
City of Blaine MN	1,000,000	4.00	2/1/29	990,054
City of Bridgeport CT	760,000	3.97	7/1/27	757,940
Colorado Housing & Finance Authority	535,000	6.50	5/1/48	560,903
Columbus Metropolitan Housing Authority	1,000,000	4.60	12/1/28	993,854
Commonwealth of Massachusetts Transportation Fund	821,069	5.63	6/1/30	835,527
Connecticut Housing Finance Authority	870,000	6.00	11/15/55	905,874
Connecticut Housing Finance Authority	940,000	5.75	11/15/54	958,287
County of Yamhill OR	280,000	4.50	10/1/30	268,266
Idaho Housing & Finance Association	820,000	6.00	1/1/48	845,577
Idaho Housing & Finance Association	845,000	6.50	7/1/53	884,421
Idaho Housing & Finance Association	995,000	6.50	7/1/56	1,049,605
Illinois Housing Development Authority	990,000	6.25	4/1/56	1,033,648
Illinois Housing Development Authority	830,000	6.50	4/1/54	866,288
Kentucky Higher Education Student Loan Corp.	330,000	2.52	6/1/35	318,293
Kentucky Housing Corp.	955,000	6.25	1/1/55	990,758
Maryland Community Development Administration	795,000	6.00	9/1/53	816,739
Massachusetts Educational Financing Authority	1,250,000	5.52	7/1/36	1,268,086
Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	693,358
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	778,841
Massachusetts Housing Finance Agency	1,000,000	5.00	6/1/34	1,029,078
Minnesota Housing Finance Agency	945,000	6.13	7/1/55	988,731
Missouri Highway & Transportation Commission	1,075,000	5.45	5/1/33	1,095,043
Monroe County Water Authority	1,455,000	6.26	8/1/30	1,493,059
Nebraska Investment Finance Authority	975,000	6.00	9/1/53	1,006,592
Nevada Housing Division	500,000	6.25	10/1/56	526,666
New Mexico Mortgage Finance Authority	670,000	6.25	3/1/55	700,048
Oklahoma Development Finance Authority	325,120	3.88	5/1/37	318,919
Pennsylvania Housing Finance Agency	750,000	6.50	10/1/55	801,423
Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,023,220
Rhode Island Student Loan Authority	980,000	4.00	12/1/38	975,099
South Dakota Housing Development Authority	700,000	3.76	5/1/27	696,908
Utah Housing Corp.	820,000	6.25	1/1/54	848,592

Total Taxable Municipal Bonds (cost: $27,388,623)				27,319,697

U.S. Treasury / Federal Agency Securities - 2.4%

U.S. Treasury - 2.4%
U.S. Treasury Inflation Indexed Notes	2,775,625	1.25	4/15/28	2,731,463
U.S. Treasury Notes	700,000	3.50	2/28/31	679,984

				3,411,447

Total U.S. Treasury / Federal Agency Securities (cost: $3,454,511)				3,411,447

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 2.0%

Fidelity Inv. Money Mkt. Gvt. Fund, 3.53% (cost: $2,841,041)	2,841,041	2,841,041

Total Investments in Securities - 99.4% (cost: $141,178,679)		140,587,471

Other Assets and Liabilities, net - 0.6%		884,711

Net Assets - 100.0%		$141,472,182

1

Variable rate security. Rate disclosed is as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of June 30, 2026 was $20,942,486 and represented 14.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2026.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of June 30, 2026 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Asset-Backed Securities	—	7,739,000	—	7,739,000

Collateralized Mortgage Obligations	—	57,365,497	—	57,365,497

Corporate Bonds	—	15,612,451	—	15,612,451

Mortgage Pass-Through Securities	—	26,298,338	—	26,298,338

Taxable Municipal Bonds	—	27,319,697	—	27,319,697

U.S. Treasury / Federal Agency Securities	—	3,411,447	—	3,411,447

Short-Term Securities	2,841,041	—	—	2,841,041

Total:	2,841,041	137,746,430	—	140,587,471

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2026	5